Consolidated Statements of Cash Flows - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net earnings		$ 5,416	$ 2,591	$ 2,397
Non-cash items
Depletion, depreciation and amortization		5,546	5,161	5,186
Share-based compensation		223	(146)	134
Asset retirement obligation accretion		190	186	164
Unrealized risk management loss (gain)		13	(35)	37
Unrealized foreign exchange (gain) loss		(548)	706	(821)
Realized foreign exchange loss on repayment of US dollar securities		0	146	0
Gain on acquisition, disposition and revaluation of properties		0	(452)	(379)
Loss (gain) from investments		321	374	(11)
Deferred income tax (recovery) expense		(894)	557	640
Other		(109)	(23)	(110)
Abandonment expenditures		(296)	(290)	(274)
Net change in non-cash working capital		(1,033)	1,346	299
Cash flows from operating activities		8,829	10,121	7,262
Financing activities
Issue (repayment) of bank credit facilities and commercial paper, net		2,025	(1,595)	2,222
(Repayment) issue of medium-term notes		(1,000)	0	1,791
(Repayment) issue of US dollar debt securities		0	(1,236)	2,733
Payment of lease liabilities		(237)
Issue of common shares on exercise of stock options		360	332	466
Dividends on common shares		(1,743)	(1,562)	(1,252)
Purchase of common shares under Normal Course Issuer Bid		(941)	(1,282)	0
Cash flows (used in) from financing activities		(1,536)	(5,343)	5,960
Investing activities
Net expenditures on exploration and evaluation assets		(73)	(266)	(124)
Net expenditures on property, plant and equipment		(3,535)	(4,175)	(4,574)
Investment in other long-term assets		0	(28)	(87)
Net change in non-cash working capital		(235)	(345)	313
Cash flows used in investing activities		(7,255)	(4,814)	(13,102)
Increase (decrease) in cash and cash equivalents		38	(36)	120
Cash and cash equivalents – beginning of year		101	137	17
Cash and cash equivalents – end of year		139	101	137
Interest paid on long-term debt, net		865	911	725
Income taxes paid (received)		445	(225)	(792)
Devon
Investing activities
Acquisition of Devon assets, AOSP and other assets, net of cash acquired	[1]	(3,412)	0	0
Other working capital		195
AOSP
Investing activities
Acquisition of Devon assets, AOSP and other assets, net of cash acquired	[2]	$ 0	$ 0	(8,630)
Other working capital				291
Fair value of share considerations issued				$ 3,818

[1]	The acquisition of assets from Devon Canada Corporation ("Devon") in 2019 includes net working capital and other long-term assets of $195 million (see note 7).
[2]	The acquisition of AOSP in 2017 includes net working capital of $291 million and excludes non-cash share consideration of $3,818 million (see note 7).